SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	Mar. 09, 2023	Feb. 15, 2023	Feb. 28, 2023	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023
Subsequent Event [Line Items]
Granted (in shares)				435,000	435,000	480,000	350,000
Vesting period (in years)				3 years
Granted, initial strike price (in dollars per share)				$ 8.73	$ 8.73	$ 8.79	$ 13.45
Subsequent Event
Subsequent Event [Line Items]
Net sales proceeds from sale of vessels	$ 43.5
Dividend declared (in dollars per share)		$ 0.24
Granted (in shares)			440,000
Term of awards (in years)			five-year
Vesting period (in years)			3 years
Granted, initial strike price (in dollars per share)			$ 10.34
Subsequent Event | Unsecured Bond With Maturity in 2027
Subsequent Event [Line Items]
Aggregate debt amount								$ 150.0